Organization and Significant Accounting Policies (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Spi Spo and Spp [Member]
Foreign Currency Used Name	Swiss francs - CHF	Swiss francs - CHF
Spla [Member]
Foreign Currency Used Name	Brazilian Real - BRL	Brazilian Real - BRL
Spmsa and Sphsa [Member]
Foreign Currency Used Name	South African Rand - ZAR	South African Rand - ZAR